Risk management - Outstandings by economic sectors and geographical area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 961,863	€ 931,552
Increase (decrease) in portfolio size	30,300
Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	750,822	715,602
Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	191,623	197,949
Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,114	6,327
Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 13,303	€ 11,673
Netherlands
Disclosure of credit risk exposure [line items]
Overall portfolio percent	21.90%	22.90%
Outstanding amount in portfolio	€ 210,913	€ 213,486
Increase (decrease) in portfolio size	€ 8,500
Netherlands | Private Individuals
Disclosure of credit risk exposure [line items]
Percentage of total outstandings	58.30%	54.60%
Netherlands | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 170,093	€ 170,067
Netherlands | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	37,689	40,399
Increase (decrease) in portfolio size	(2,700)
Netherlands | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,579	1,433
Netherlands | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 1,552	€ 1,587
Netherlands | Investment grade and non-investment grade
Disclosure of credit risk exposure [line items]
Percentage of total outstandings	98.50%	98.60%
Belgium
Disclosure of credit risk exposure [line items]
Overall portfolio percent	12.70%	12.40%
Outstanding amount in portfolio	€ 122,091	€ 115,921
Increase (decrease) in portfolio size	€ 6,200
Belgium | Private Individuals
Disclosure of credit risk exposure [line items]
Percentage of total outstandings	37.40%	38.50%
Belgium | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 74,882	€ 71,730
Increase (decrease) in portfolio size	3,200
Belgium | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	43,059	40,236
Belgium | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,078	799
Belgium | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 3,071	€ 3,156
Belgium | Investment grade and non-investment grade
Disclosure of credit risk exposure [line items]
Percentage of total outstandings	96.60%	96.60%
Germany
Disclosure of credit risk exposure [line items]
Overall portfolio percent	16.20%	16.60%
Outstanding amount in portfolio	€ 156,071	€ 155,067
Increase (decrease) in portfolio size	€ 5,000
Germany | Private Individuals
Disclosure of credit risk exposure [line items]
Percentage of total outstandings	68.80%	66.50%
Germany | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 136,096	€ 136,675
Germany | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	18,238	16,929
Germany | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	305	349
Germany | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 1,432	€ 1,114
Germany | Investment grade and non-investment grade
Disclosure of credit risk exposure [line items]
Percentage of total outstandings	98.90%	99.10%
Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 52,136	€ 49,317
Increase (decrease) in portfolio size	2,800
Poland | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	36,029	31,772
Increase (decrease) in portfolio size	4,300
Poland | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13,948	15,785
Increase (decrease) in portfolio size	(1,800)
Poland | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	701	830
Poland | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,458	929
Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	40,533	38,240
Spain | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	32,741	29,583
Increase (decrease) in portfolio size	3,200
Spain | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,126	8,134
Increase (decrease) in portfolio size	(1,000)
Spain | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	234	230
Spain | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	432	293
United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	28,613	28,974
United Kingdom | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	23,844	24,299
United Kingdom | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,388	4,508
United Kingdom | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	59	2
United Kingdom | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	322	165
Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	31,314	29,363
Luxembourg | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	27,235	24,083
Increase (decrease) in portfolio size	3,200
Luxembourg | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,858	5,013
Increase (decrease) in portfolio size	(1,200)
Luxembourg | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	56	105
Luxembourg | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	166	162
France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	27,476	24,650
Increase (decrease) in portfolio size	2,800
France | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	21,886	18,692
Increase (decrease) in portfolio size	3,200
France | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,229	5,713
France | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	54	122
France | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	307	124
Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	96,076	85,558
Rest of Europe | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	67,110	56,404
Rest of Europe | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	25,679	25,967
Rest of Europe | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,369	1,983
Rest of Europe | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 1,918	€ 1,205
America
Disclosure of credit risk exposure [line items]
Overall portfolio percent	9.30%	8.70%
Outstanding amount in portfolio	€ 89,037	€ 81,114
Increase (decrease) in portfolio size	7,900
America | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	72,686	63,652
America | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	14,763	16,003
America | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	443	245
America | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 1,145	€ 1,213
Australia
Disclosure of credit risk exposure [line items]
Overall portfolio percent	6.00%	5.90%
Outstanding amount in portfolio	€ 57,618	€ 55,389
Australia | Private Individuals
Disclosure of credit risk exposure [line items]
Percentage of total outstandings	66.10%	65.60%
Australia | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 46,959	€ 44,139
Australia | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,889	10,715
Australia | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	203	132
Australia | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	568	403
Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	47,815	52,374
Increase (decrease) in portfolio size	4,100
Asia | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	41,203	44,481
Asia | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,859	6,770
Asia | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	30	72
Asia | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	723	1,051
Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,170	2,098
Africa | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	59	24
Africa | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,898	1,776
Africa | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4	26
Africa | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	210	€ 272
Italy
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	20,700
Romania
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	12,400
Switzerland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	16,400
Türkiye
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,600
Ireland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 4,800
Europe
Disclosure of credit risk exposure [line items]
Overall portfolio percent	80.00%	79.00%
Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 379,827	€ 361,387
Increase (decrease) in portfolio size	18,400
Private Individuals | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	122,914	116,530
Private Individuals | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	45,611	44,637
Private Individuals | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	107,415	103,151
Private Individuals | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	16,525	14,860
Private Individuals | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	27,083	25,452
Private Individuals | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	122	128
Private Individuals | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,058	3,347
Private Individuals | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,260	2,472
Private Individuals | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	16,391	14,179
Private Individuals | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	198	149
Private Individuals | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	38,106	36,340
Private Individuals | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	129	121
Private Individuals | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	16	20
Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	77,919	94,147
Central Banks | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	22,529	31,017
Central Banks | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,196	9,756
Central Banks | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13,966	18,945
Central Banks | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,729	2,530
Central Banks | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	510	489
Central Banks | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,935	4,335
Central Banks | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,737	4,853
Central Banks | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Central Banks | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,913	6,166
Central Banks | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Central Banks | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	879	2,379
Central Banks | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,525	13,668
Central Banks | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		9
Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	41,899	42,394
Natural Resources | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,197	2,623
Natural Resources | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,531	1,346
Natural Resources | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	881	1,017
Natural Resources | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	778	685
Natural Resources | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	152	129
Natural Resources | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,021	3,789
Natural Resources | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,503	2,511
Natural Resources | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	405	429
Natural Resources | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	11,212	10,608
Natural Resources | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,475	8,237
Natural Resources | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,593	941
Natural Resources | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,989	9,785
Natural Resources | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	159	295
Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	53,381	51,515
Real Estate | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	16,749	16,907
Real Estate | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13,387	10,986
Real Estate | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,218	1,111
Real Estate | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,085	2,184
Real Estate | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,595	1,551
Real Estate | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	552	420
Real Estate | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,446	3,563
Real Estate | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,713	2,901
Real Estate | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,707	3,492
Real Estate | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,220	3,323
Real Estate | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,642	3,709
Real Estate | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,066	1,367
Real Estate | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	51,240	46,040
Increase (decrease) in portfolio size	5,200
Commercial Banks | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,285	1,217
Commercial Banks | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	314	404
Commercial Banks | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,129	4,050
Commercial Banks | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	695	601
Commercial Banks | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	376	353
Commercial Banks | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,733	4,488
Commercial Banks | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,268	5,070
Commercial Banks | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,074	4,155
Commercial Banks | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,779	6,757
Commercial Banks | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,700	9,833
Commercial Banks | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,336	719
Commercial Banks | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,394	8,182
Commercial Banks | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	157	210
Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	66,719	57,889
Increase (decrease) in portfolio size	8,800
Non-Bank Financial Institutions | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,872	2,573
Non-Bank Financial Institutions | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,766	1,457
Non-Bank Financial Institutions | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,147	5,710
Non-Bank Financial Institutions | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,874	2,532
Non-Bank Financial Institutions | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	249	652
Non-Bank Financial Institutions | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,479	6,837
Non-Bank Financial Institutions | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,031	4,631
Non-Bank Financial Institutions | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,932	4,274
Non-Bank Financial Institutions | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,174	4,269
Non-Bank Financial Institutions | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	23,367	20,118
Non-Bank Financial Institutions | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,255	950
Non-Bank Financial Institutions | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,518	3,884
Non-Bank Financial Institutions | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	55
Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	56,497	52,621
Central Governments | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,416	1,620
Central Governments | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	11,009	9,046
Central Governments | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	51	699
Central Governments | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,435	8,614
Central Governments | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,308	5,491
Central Governments | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	48	41
Central Governments | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	82	79
Central Governments | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,202	2,255
Central Governments | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,203	9,384
Central Governments | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	15,377	13,752
Central Governments | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	488	526
Central Governments | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	288	520
Central Governments | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	589	593
Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	33,536	32,890
Transportation & Logistics | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,290	3,860
Transportation & Logistics | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,076	2,198
Transportation & Logistics | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,426	1,277
Transportation & Logistics | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,623	1,598
Transportation & Logistics | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	679	658
Transportation & Logistics | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,262	2,113
Transportation & Logistics | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	828	596
Transportation & Logistics | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	765	784
Transportation & Logistics | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,407	8,177
Transportation & Logistics | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,983	3,511
Transportation & Logistics | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	504	456
Transportation & Logistics | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,912	7,044
Transportation & Logistics | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	781	618
Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	27,713	25,509
Utilities | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,805	2,419
Utilities | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,843	1,634
Utilities | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,920	3,516
Utilities | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	814	792
Utilities | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,971	912
Utilities | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,826	2,723
Utilities | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	395	480
Utilities | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	712	619
Utilities | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,951	4,469
Utilities | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,886	4,424
Utilities | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,253	2,041
Utilities | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,187	1,306
Utilities | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	152	173
Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	24,246	23,386
Food, Beverages & Personal Care | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,377	7,138
Food, Beverages & Personal Care | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,690	3,127
Food, Beverages & Personal Care | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	695	550
Food, Beverages & Personal Care | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,215	2,242
Food, Beverages & Personal Care | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	351	490
Food, Beverages & Personal Care | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	328	540
Food, Beverages & Personal Care | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,393	1,505
Food, Beverages & Personal Care | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,102	1,250
Food, Beverages & Personal Care | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,008	2,455
Food, Beverages & Personal Care | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,498	2,652
Food, Beverages & Personal Care | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	406	281
Food, Beverages & Personal Care | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,168	1,140
Food, Beverages & Personal Care | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	14	18
Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	22,312	22,023
Services | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,919	5,073
Services | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,431	8,463
Services | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,852	1,725
Services | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,538	1,325
Services | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	122	71
Services | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	869	745
Services | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	540	502
Services | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	310	380
Services | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,271	1,052
Services | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,265	1,576
Services | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	680	642
Services | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	516	469
Services | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	19,324	21,126
General Industries | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,568	5,746
General Industries | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,690	2,604
General Industries | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,059	1,193
General Industries | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,824	2,827
General Industries | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	219	333
General Industries | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	301	199
General Industries | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	539	649
General Industries | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	484	287
General Industries | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,862	3,661
General Industries | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,039	2,848
General Industries | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	23	18
General Industries | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	708	761
General Industries | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8
Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	26,557	23,704
Lower Public Administration | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	782	253
Lower Public Administration | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,824	6,607
Lower Public Administration | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,435	5,349
Lower Public Administration | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	608	669
Lower Public Administration | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	557	350
Lower Public Administration | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Lower Public Administration | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	246	249
Lower Public Administration | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,091	3,488
Lower Public Administration | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	476	356
Lower Public Administration | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,554	1,550
Lower Public Administration | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,941	4,826
Lower Public Administration | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	44	7
Lower Public Administration | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Other
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	80,691	76,922
Other | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	17,208	16,510
Other | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	12,722	13,657
Other | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,876	6,774
Other | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,394	7,858
Other | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,361	1,309
Other | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,137	2,615
Other | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,248	1,326
Other | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,426	1,356
Other | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	11,722	10,532
Other | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,475	9,141
Other | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,513	1,562
Other | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,372	4,120
Other | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 238	€ 163